Equity Based Compensation Plans - Additional Information (Detail) - Profit Interest Units [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation weighted average grant	31,481
Share based compensation weighted average per value	$ 0.27
Share based compensation weighted average vest	903	798
Share based compensation weighted average fair value	$ 262	$ 235
Share based compensation weighted average,expected to be recognized	$ 1,475
Share based compensation weighted average term	2 years 10 months 24 days
Share based compensation weighted average issued	0
Share based compensation weighted average expired or forfeited	0